CAPITAL STOCK (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 $ / shares shares	Dec. 31, 2021 USD ($) share $ / shares shares	Dec. 31, 2021 USD ($) share shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) share shares	Dec. 31, 2019 shares
Capital Stock [Line Items]
Proceeds from issuing shares			$ 140,823		$ 108,959
Share issue related cost			$ 6,645		$ 1,497
Number of share options exercised in share-based payment arrangement | share			1,311,633		2,927,250
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 2.63		$ 1.63
Stock options exercised			$ 2,754		$ 3,546
Number of warrants exercised in share-based payment arrangement | share					50,000
Weighted average exercise price of warrants exercised in share-based payment arrangement | $ / shares				4.03
Proceeds from warrants exercised					$ 150
Proceeds from exercise of options			$ 2,754		$ 3,546
Maximum percentage of issued and outstanding common shares acquirable through stock option plan			5.50%		10.00%
Weighted average market value of shares exercised | $ / shares		11.04		11.25
Number of share options granted in share-based payment arrangement | share			1,562,500		225,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 10.36		12.25
Description of vesting requirements for share-based payment arrangement			These options vest over a 3-year period with 1/3 vesting after each of one year, two years, and three years after the grant date, respectively.		These options vest over a 3-year period with 1/3 vesting after each of one year, two years, and three years after the grant date, respectively.
Weighted average remaining life of options outstanding			2 years 8 months 1 day
Share-based compensation, stock options			$ 2,531		$ 2,545
Share-based compensation expense			1,721		1,461
Recovery of DSUs previously granted			$ 112
Options exerciseable | share		4,261,949	4,261,949
Number Of DSU's issued | share			66,000
Number of restricted shares units issued | shares			83,500
Exploration and evaluation expenditures			$ 10,476		$ 48,170
Old DSU plan [Member]
Capital Stock [Line Items]
Number Of DSU's issued | share			57,000		6,000
Deferred Share Units [Member]
Capital Stock [Line Items]
Share-based compensation expense			$ 869		$ 176
Market value of common shares | $ / shares		$ 10.00		$ 14.19
Accrued liability		$ 1,234	1,234	$ 373	373
DSUs granted during 2021 [Member]
Capital Stock [Line Items]
Share-based compensation expense			981
Restricted Share Units [Member]
Capital Stock [Line Items]
Share-based compensation expense			3		$ 0
Market value of common shares | $ / shares		$ 10.00
Accrued liability		$ 11	11
Exploration and evaluation expenditures			2
Mineral property, plant, and equipment			6
Total, share-based compensation expense			$ 11
Vesting Period			3 years
Prospectus Offering [Member]
Capital Stock [Line Items]
Number of shares issued in prospectus offering | shares	15,007,500
Share price of shares issued in public offering | $ / shares	$ 9.20
Proceeds from issuing shares			$ 138,069
Share issue related cost			$ 6,645
Private placement [Member]
Capital Stock [Line Items]
Number of shares issued under private placement | shares					18,881,366
Proceeds from issuing shares					$ 105,264
Share issue related cost					$ 1,497
Capital stock [Member]
Capital Stock [Line Items]
Number of shares outstanding | shares		145,648,764	145,648,764	129,329,000	129,329,000	107,471,000
Capital stock issued (Shares) | shares			15,008,000		18,881,000
Share issue related cost			$ 6,645		$ 1,497
Stock options exercised			4,373		5,745
Share-based payment reserve [Member]
Capital Stock [Line Items]
Stock options exercised			(1,619)		(2,199)
Share-based compensation, stock options			$ 2,531		$ 2,545
Bottom of range [member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 1.88		$ 0.16
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		9.79		11.22
Bottom of range [member] | Private placement [Member]
Capital Stock [Line Items]
Price per share issued under private placement | $ / shares				7.28
Top of range [member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		8.24		8.24
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 10.87		12.63
Top of range [member] | Private placement [Member]
Capital Stock [Line Items]
Price per share issued under private placement | $ / shares				$ 7.50